091-15936fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 17 2013
DIVISION OF TRADING & MARKETS

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13035161

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See attached.
3. Class of New Derivative Securities Product:
See attached.
4. Name of Underlying Instrument:
See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
See attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:

Date: July 15, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 17 2013

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
COMMENCING ON JULY 9, 2013

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
ICOL	Trust	Investment Company Units	MSCI All Colombia Capped Index	Various World Markets	Broad
PGHY	Trust	Investment Company Units	DB Global Short Maturity High Yield Bond Index	Various World Markets	Broad
TRSK	Trust	Investment Company Units	VelocityShares Tail Risk Hedged Large Cap Index	Various U.S. Markets	Broad
SPXH	Trust	Investment Company Units	VelocityShares Volatility Hedged Large Cap Index	Various U.S. Markets	Broad
HSPX	Trust	Investment Company Units	S&P 500 Stock Covered Call Index	Various U.S. Markets	Broad
JPNL	Trust	Investment Company Units	MSCI Japan Index	Various World Markets	Broad
JPNS	Trust	Investment Company Units	MSCI Japan Index	Various World Markets	Broad
ISRA	Trust	Investment Company Units	BlueStar Israel Global Index	Various World Markets	Broad
IDOG	Trust	Investment Company Units	S-Network International Sector Dividend Dogs Index	Various World Markets	Broad
DXJS	Trust	Investment Company Units	WisdomTree Japan Hedged SmallCap Equity Index	Various World Markets	Broad
DXPS	Trust	Investment Company Units	WisdomTree United Kingdom Hedged Equity Index	Various World Markets	Broad

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
COMMENCING ON JULY 9, 2013

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
EMDG	Trust	Investment Company Units	FTSE Emerging All Cap ex-Taiwan Diversified Capped Dividend Growth 50 Index	Various World Markets	Broad

BATS
Making Markets Better®

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 17 2013
DIVISION OF TRADING & MARKETS

July 15, 2013

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding twelve (12) derivative securities products that commenced trading on BATS Exchange on July 9, 2013. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 17 2013